SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total Sales	$ 775,266	$ 135,274	$ 1,300,439	$ 1,406,005
Total Segment income	514,193	112,128	610,407	751,068
General and Administrative expense	(92,935)	(102,381)	(488,177)	(480,812)
Salaries	(191,217)	(221,647)	(772,463)	(495,269)
Travel	(27,734)	(15,013)	(145,170)	(86,292)
Professional Fees	(64,853)	(45,742)	(155,241)	(111,318)
Facility lease and Maintenance	(88,962)	(86,210)	(346,454)	(363,643)
Consulting	(25,803)
Bad Debt Expense				(259,289)
Depreciation and Amortization	(7,519)	(8,073)	(32,292)	(32,912)
Change in derivative liability	16,014	1,749,173	1,752,119	(1,270,099)
Other Income	(9,335)
Interest and Financing fees	(132,470)	(313,651)	(769,369)	(1,329,230)
Net Loss before income tax	(112,589)	1,068,584	278,492	(3,435,764)
Consulting	(243,371)	(157,149)	(243,371)	(157,149)
Gain / (Loss) on debt settlement and write down			868,502	399,181
Total Assets	7,780,830		6,432,274	4,123,671
Manufacturing And Engineering [Member]
Product Information [Line Items]
Total Sales	32,280	30,229	93,371	422,631
Total Segment income	23,986	21,526	(90,328)	118,412
Total Assets			3,836,405	1,922,648
Clean Energy H R S [Member]
Product Information [Line Items]
Total Sales	441,193	66,000	1,014,707	930,882
Total Segment income	400,487	53,828	547,812	581,903
Total Assets			2,556,166	2,166,478
L N G Trading [Member]
Product Information [Line Items]
Total Sales	267,966
Total Segment income	60,733
Cety Europe [Member]
Product Information [Line Items]
Total Sales	33,827	39,045	192,361	52,492
Total Segment income	$ 28,986	$ 36,774	152,923	50,753
Total Assets			$ 39,703	$ 34,545